11. and 12. Land Held for Development	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Mortgage Loans on Real Estate [Abstract]
Land Held for Development

As of June 30, 2015 and December 31, 2014 land held for development consisted of $2,069,692 and $953,462, respectively.

On January 26, 2015, Cyclone closed on the purchase of a single family home located in New Prague, Minnesota for a price of $198,650, paid in cash. On April 13, 2015, the property was sold to Mr. Krieger, a related party, for a price of $197,382.

On December 18, 2013, the Company bought a defaulted note secured by a first mortgage on certain real property from Bremer Bank, National Association with the intention of foreclosing and thereby obtaining title to the land. As of December 31, 2013, land held for development totaled $110,477, consisting of one single family lot. Also as of the same date, the carrying value of the mortgage totaled $353,504 and consisted of the purchase price of $340,000 of principal and $13,504 of accrued interest. On April 21, 2014, the foreclosure on the mortgage note was completed. Consequently, the note was cancelled and the land received was reclassified to “land held for development” and as of December 31, 2014, land held for development totaled $953,462.